Related Party Transactions	9 Months Ended		12 Months Ended
	Jan. 31, 2021	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
Related Party Transactions

Note 13 - Related-Party Transactions

Shares Issued for Services – In May 2019, we issued 1,570 shares of common stock valued at $70,000 to a shareholder for legal services provided to us. In April 2020, we issued 150,000 shares of common stock with a fair market value of $204,000 to a different law firm for services provided to us.

Convertible Note Financing – In December 2019, we completed a convertible note financing with a member of the Board of Directors for $125,000 and with our Chief Executive Officer for $25,000. The same Board member invested $300,000 and $100,000 in the convertible note financings completed in October 2020 and January 2021, respectively. Another board member invested $50,000 in the convertible note financing completed in January 2021. See Note 6 for details on the terms of the transaction.

Payable to Aerocarve – In August 2020 and December 2020, the Company received advances totaling $79,000 from Aerocarve, which is controlled by the Company’s Chief Executive Officer. The parties agreed that the funds would bear interest at 5% annually until repaid. During the three months ended January 31, 2021, the Company made principal repayments of this note totaling $5,000.

Note 12 - Related-Party Transactions

Shares Issued for Services – In May 2019, we issued 1,570 shares of common stock valued at $70,000 to a shareholder for legal services provided to us. In April 2020, we issued 150,000 shares of common stock with a fair market value of $204,000 to a different law firm for services provided to us.

Office Lease – We rented space from our Chief Executive Officer during the fiscal year ended April 30, 2019 and made payments totaling $8,100.

Convertible Note Financing – In December 2019, we completed a convertible note financing with a member of the Board of Directors for $125,000 and with our Chief Executive Officer for $25,000. See Note 6 for details on the terms of the transaction.

FAT SHARK HOLDINGS
Related Party Transactions

Note 4 – Related Party Transactions

The Company completed transactions in 2020 and 2019 with entities controlled by the spouse of the Company’s sole shareholder. These include:

•	Purchases of Finished Goods from Shenzhen Fat Shark Electronics Co., Ltd which totaled $3,180,009 and $3,527,259 for the nine months ended September 30, 2020 and 2019, respectively.

•	Retail Partner sales of finished goods to Direct FPV Ltd for importation and distribution of products inside of mainland China. Sales totaled $672,230 and $960,528 for the nine months ended September 30, 2020 and 20119 respectively.

•	Administrative and logistics services from AceccTV which totaled $43,445 and $81,297 for the nine months ended September 30, 2020 and 2019, respectively.

•	Purchases of Finished Goods from AceccTV which totaled $3,750 and $225,950 for the nine months ended September 30, 2020 and 2019, respectively.

In June 2020, Fat Shark Technology SEZC entered into an unsecured term note agreement to loan Doctor Goggle SEZC US$50,000. The agreement provides for an interest rate of 3% annually and a term of twenty years. In connection with the acquisition of the Company in November 2020, the Note was forgiven. See Note 5 for further information.

Note 4 – Related Party Transactions

The Company completed transactions in 2019 and 2018 with entities controlled by the spouse of the Company’s sole shareholder. These include:

•	Purchases of Finished Goods from Shenzhen Fat Shark Electronics Co., Ltd which totaled $7,537,717 and $5,243,657 in 2019 and 2018, respectively.

•	Retail Partner sales of finished goods to Direct FPV Ltd for importation and distribution of products inside of mainland China. Sales totaled $333,161 and $1,177,642 in 2019 and 2018, respectively.

•	Administrative and logistics services – from AceccTV which totaled $127,222 and $189,478 in 2019 and 2018, respectively.